UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen S&P 500 Buy-Write Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

BXMX

Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.0%

	COMMON STOCKS – 99.0% (2)

	Aerospace & Defense – 2.2%

60,524	Arconic, Inc.	$1,594,202
54,764	Boeing Company	9,685,561
8,874	Huntington Ingalls Industries Inc.	1,776,930
21,569	Northrop Grumman Corporation	5,129,971
36,207	Raytheon Company	5,521,568
63,296	United Technologies Corporation	7,102,444
	Total Aerospace & Defense	30,810,676

	Air Freight & Logistics – 0.7%

89,366	United Parcel Service, Inc., Class B	9,588,972

	Airlines – 0.4%

85,505	United Continental Holdings Inc., (3)	6,040,073

	Auto Components – 0.2%

25,665	Cooper Tire & Rubber Company	1,138,243
85,832	Gentex Corporation	1,830,797
	Total Auto Components	2,969,040

	Automobiles – 0.5%

388,012	Ford Motor Company	4,516,460
39,370	Harley-Davidson, Inc.	2,381,885
	Total Automobiles	6,898,345

	Banks – 6.6%

789,532	Bank of America Corporation	18,625,060
238,569	Citigroup Inc.	14,271,198
33,724	Comerica Incorporated	2,312,792
71,851	Fifth Third Bancorp.	1,825,015
86,613	First Horizon National Corporation	1,602,341
275,180	JPMorgan Chase & Co.	24,171,811
29,619	Lloyds Banking Group PLC, ADR	100,705
17,603	M&T Bank Corporation	2,723,712
168,139	U.S. Bancorp	8,659,159
358,966	Wells Fargo & Company	19,980,048
	Total Banks	94,271,841

	Beverages – 2.2%

298,211	Coca-Cola Company	12,656,075
72,441	Monster Beverage Corporation, (3)	3,344,601
138,173	PepsiCo, Inc.	15,456,032
	Total Beverages	31,456,708

	Biotechnology – 3.1%

130,487	AbbVie Inc.	8,502,533
63,004	Amgen Inc.	10,337,066
23,208	Biogen Inc., (3)	6,345,531
11,604	Bioverativ, Inc., (3)	631,954
77,501	Celgene Corporation, (3)	9,643,449
116,822	Gilead Sciences, Inc.	7,934,550
7,017	Shire plc, ADR	1,222,572
	Total Biotechnology	44,617,655

NUVEEN	1

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Building Products – 0.4%

28,365	Allegion PLC	$2,147,231
88,587	Masco Corporation	3,011,072
	Total Building Products	5,158,303

	Capital Markets – 2.2%

153,441	Charles Schwab Corporation	6,261,927
33,603	CME Group, Inc.	3,992,036
3,613	Donnelley Financial Solutions, Inc., (3)	69,695
28,291	Eaton Vance Corporation	1,271,963
33,938	Goldman Sachs Group, Inc.	7,796,237
69,580	Intercontinental Exchange, Inc.	4,165,755
51,575	Legg Mason, Inc.	1,862,373
140,827	Morgan Stanley	6,033,029
26,522	Waddell & Reed Financial, Inc., Class A	450,874
	Total Capital Markets	31,903,889

	Chemicals – 2.0%

3,418	AdvanSix, Inc., (3)	93,380
11,460	Chemours Company	441,210
125,443	Dow Chemical Company	7,970,648
74,838	E.I. Du Pont de Nemours and Company	6,011,737
32,774	Eastman Chemical Company	2,648,139
48,505	Monsanto Company	5,490,766
32,686	Olin Corporation	1,074,389
80,712	RPM International, Inc.	4,441,581
	Total Chemicals	28,171,850

	Commercial Services & Supplies – 0.4%

14,145	Deluxe Corporation	1,020,845
3,613	LSC Communications, Inc.	90,903
26,475	Pitney Bowes Inc.	347,087
9,636	R.R. Donnelley & Sons Company	116,692
56,182	Waste Management, Inc.	4,096,791
	Total Commercial Services & Supplies	5,672,318

	Communications Equipment – 1.1%

4,101	ADTRAN, Inc.	85,096
24,808	Ciena Corporation, (3)	585,717
386,220	Cisco Systems, Inc.	13,054,236
2,206	Lumentum Holdings Inc., (3)	117,690
27,205	Motorola Solutions Inc.	2,345,615
11,034	Viavi Solutions Inc., (3)	118,284
	Total Communications Equipment	16,306,638

	Consumer Finance – 0.9%

81,418	American Express Company	6,440,978
61,037	Discover Financial Services	4,174,320
35,850	Navient Corporation	529,146
93,115	SLM Corporation, (3)	1,126,692
	Total Consumer Finance	12,271,136

	Containers & Packaging – 0.3%

20,788	Avery Dennison Corporation	1,675,513
23,847	Packaging Corp. of America	2,184,862
5,718	Sonoco Products Company	302,597
	Total Containers & Packaging	4,162,972

	Distributors – 0.1%

23,190	Genuine Parts Company	2,142,988

2	NUVEEN

Shares	Description (1)	Value

	Diversified Financial Services – 2.0%

166,579	Berkshire Hathaway Inc., Class B, (3)	$27,765,387
53,398	Leucadia National Corporation	1,388,348
	Total Diversified Financial Services	29,153,735

	Diversified Telecommunication Services – 2.3%

428,089	AT&T Inc.	17,787,098
41,144	CenturyLink Inc.	969,764
192,058	Frontier Communications Corporation	411,004
290,257	Verizon Communications Inc.	14,150,029
3,033	Windstream Holdings Inc.	16,530
	Total Diversified Telecommunication Services	33,334,425

	Electric Utilities – 1.7%

76,701	Duke Energy Corporation	6,290,249
98,619	Great Plains Energy Incorporated	2,881,647
66,117	OGE Energy Corp.	2,312,773
76,389	Pinnacle West Capital Corporation	6,369,315
116,253	Southern Company	5,787,074
	Total Electric Utilities	23,641,058

	Electrical Equipment – 0.9%

46,193	Eaton Corporation PLC	3,425,211
71,526	Emerson Electric Co.	4,281,546
11,240	Hubbell Inc.	1,349,362
25,015	Rockwell Automation, Inc.	3,895,086
	Total Electrical Equipment	12,951,205

	Electronic Equipment, Instruments & Components – 0.2%

134,315	Corning Incorporated	3,626,505

	Energy Equipment & Services – 1.3%

8,826	Diamond Offshore Drilling, Inc., (3)	147,482
131,642	Halliburton Company	6,478,103
67,650	Patterson-UTI Energy, Inc.	1,641,866
126,589	Schlumberger Limited	9,886,601
	Total Energy Equipment & Services	18,154,052

	Equity Real Estate Investment Trusts – 2.4%

84,230	Apartment Investment & Management Company, Class A	3,735,601
109,496	Brandywine Realty Trust	1,777,120
10,613	Care Capital Properties, Inc.	285,171
34,687	CBL & Associates Properties Inc.	330,914
135,214	CubeSmart	3,510,155
108,072	DCT Industrial Trust Inc.	5,200,425
93,016	Equity Commonwealth, (3)	2,903,960
68,970	Healthcare Realty Trust, Inc.	2,241,525
111,415	Lexington Realty Trust	1,111,922
55,742	Liberty Property Trust	2,148,854
26,716	Senior Housing Properties Trust	540,999
49,503	Ventas Inc.	3,219,675
58,810	Welltower Inc.	4,164,924
80,210	Weyerhaeuser Company	2,725,536
	Total Equity Real Estate Investment Trusts	33,896,781

	Food & Staples Retailing – 1.9%

104,623	CVS Health Corporation	8,212,906
138,598	Kroger Co.	4,087,255
105,123	SUPERVALU INC., (3)	405,775
77,324	Walgreens Boots Alliance Inc.	6,421,758
103,755	Wal-Mart Stores, Inc.	7,478,660
	Total Food & Staples Retailing	26,606,354

NUVEEN	3

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Food Products – 0.6%

209,671	Mondelez International Inc., Class A	$9,032,627

	Gas Utilities – 0.3%

33,764	Atmos Energy Corporation	2,667,018
29,951	National Fuel Gas Company	1,785,679
2,398	ONE Gas Inc.	162,105
	Total Gas Utilities	4,614,802

	Health Care Equipment & Supplies – 2.1%

159,160	Abbott Laboratories	7,068,296
47,152	Baxter International, Inc.	2,445,303
13,397	Halyard Health Inc., (3)	510,292
34,015	Hill-Rom Holdings Inc.	2,401,459
62,936	Hologic Inc., (3)	2,677,927
4,524	Intuitive Surgical, Inc., (3)	3,467,510
148,378	Medtronic, PLC	11,953,332
	Total Health Care Equipment & Supplies	30,524,119

	Health Care Providers & Services – 2.8%

47,337	Aetna Inc.	6,037,834
31,390	Anthem Inc.	5,191,278
69,194	Brookdale Senior Living Inc., (3)	929,275
77,789	Express Scripts Holding Company, (3)	5,127,073
45,526	HCA Holdings Inc., (3)	4,051,359
27,123	Henry Schein Inc., (3)	4,610,096
15,942	Kindred Healthcare Inc.	133,116
82,065	UnitedHealth Group Incorporated	13,459,481
	Total Health Care Providers & Services	39,539,512

	Health Care Technology – 0.2%

47,111	Cerner Corporation, (3)	2,772,482

	Hotels, Restaurants & Leisure – 1.6%

54,924	Carnival Corporation	3,235,573
34,368	ILG, Inc.	720,353
8,978	Las Vegas Sands Corp.	512,374
43,615	Marriott International, Inc., Class A	4,107,661
96,811	McDonald’s Corporation	12,547,674
12,588	Wynn Resorts Ltd	1,442,711
	Total Hotels, Restaurants & Leisure	22,566,346

	Household Durables – 0.7%

17,193	Garmin Limited	878,734
75,087	KB Home	1,492,730
71,394	Newell Brands Inc.	3,367,655
16,680	TopBuild Corporation, (3)	783,960
1,285	Tupperware Brands Corporation	80,595
17,255	Whirlpool Corporation	2,956,299
	Total Household Durables	9,559,973

	Household Products – 2.0%

104,090	Colgate-Palmolive Company	7,618,347
34,108	Kimberly-Clark Corporation	4,489,636
187,238	Procter & Gamble Company	16,823,334
	Total Household Products	28,931,317

	Industrial Conglomerates – 2.8%

53,106	3M Co.	10,160,771
610,296	General Electric Company	18,186,821
74,527	Honeywell International Inc.	9,306,186
10,808	Roper Technologies, Inc.	2,231,744
	Total Industrial Conglomerates	39,885,522

4	NUVEEN

Shares	Description (1)	Value

	Insurance – 2.5%

68,887	Allstate Corporation	$5,613,602
102,366	American International Group, Inc.	6,390,709
34,937	Arthur J. Gallagher & Co.	1,975,338
40,755	CNO Financial Group Inc.	835,478
29,385	FNF Group	1,144,252
65,958	Genworth Financial Inc., Class A, (3)	271,747
74,204	Hartford Financial Services Group, Inc.	3,566,986
2,764	Kemper Corporation	110,284
59,222	Lincoln National Corporation	3,876,080
92,040	Marsh & McLennan Companies, Inc.	6,800,836
43,987	Travelers Companies, Inc.	5,302,193
	Total Insurance	35,887,505

	Internet and Direct Marketing Retail – 2.8%

30,096	Amazon.com, Inc., (3)	26,681,307
11,208	HSN, Inc.	415,817
36,466	Netflix.com Inc., (3)	5,390,039
4,269	Priceline Group, Inc. (The), (3)	7,598,692
	Total Internet and Direct Marketing Retail	40,085,855

	Internet Software & Services – 5.2%

32,153	Akamai Technologies, Inc., (3)	1,919,534
28,940	Alphabet Inc., Class A, (3)	24,535,332
16,407	Alphabet Inc., Class C, (3)	13,610,591
103,770	eBay Inc., (3)	3,483,559
193,975	Facebook Inc., Class A, (3)	27,554,148
14,310	IAC/InterActiveCorp, (3)	1,054,933
30,285	VeriSign, Inc., (3)	2,638,126
	Total Internet Software & Services	74,796,223

	IT Services – 3.0%

9,573	Alliance Data Systems Corporation	2,383,677
53,324	Automatic Data Processing, Inc.	5,459,844
53,917	Fidelity National Information Services, Inc.	4,292,872
58,645	International Business Machines Corporation	10,212,440
111,488	PayPal Holdings, Inc., (3)	4,796,214
171,913	Visa Inc., Class A	15,277,908
	Total IT Services	42,422,955

	Leisure Products – 0.2%

40,596	Mattel, Inc.	1,039,664
18,145	Polaris Industries Inc.	1,520,551
	Total Leisure Products	2,560,215

	Machinery – 2.0%

63,959	Caterpillar Inc.	5,932,837
25,476	Cummins Inc.	3,851,971
27,031	Deere & Company	2,942,595
23,409	Graco Inc.	2,203,723
31,693	Hillenbrand Inc.	1,136,194
36,751	Ingersoll-Rand PLC	2,988,591
16,893	Parker Hannifin Corporation	2,708,286
10,877	Snap-on Incorporated	1,834,624
34,008	Stanley Black & Decker Inc.	4,518,643
16,863	Timken Company	762,208
	Total Machinery	28,879,672

	Media – 3.1%

51,987	CBS Corporation, Class B	3,605,818
404,637	Comcast Corporation, Class A	15,210,305
32,173	DISH Network Corporation, Class A, (3)	2,042,664

NUVEEN	5

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Media (continued)

86,999	New York Times Company (The), Class A	$1,252,786
124,653	News Corporation, Class A	1,620,489
46,679	Omnicom Group, Inc.	4,024,197
31,371	Regal Entertainment Group, Class A	708,357
135,561	Walt Disney Company	15,371,262
	Total Media	43,835,878

	Metals & Mining – 0.3%

16,757	Alcoa Corporation	576,441
20,083	Barrick Gold Corporation	381,376
42,637	Newmont Mining Corporation	1,405,316
27,776	Nucor Corporation	1,658,783
12,292	Southern Copper Corporation	441,160
	Total Metals & Mining	4,463,076

	Mortgage Real Estate Investment Trusts – 0.0%

10,398	Annaly Capital Management Inc.	115,522

	Multiline Retail – 0.6%

28,994	Dollar Tree Inc., (3)	2,274,869
44,654	Macy’s, Inc.	1,323,545
33,612	Nordstrom, Inc.	1,565,311
23,907	Sears Holding Corporation, (3)	274,691
52,729	Target Corporation	2,910,114
	Total Multiline Retail	8,348,530

	Multi-Utilities – 1.4%

54,853	Ameren Corporation	2,994,425
57,390	Consolidated Edison, Inc.	4,456,907
18,999	NorthWestern Corporation	1,115,241
126,000	Public Service Enterprise Group Incorporated	5,588,100
84,686	WEC Energy Group, Inc.	5,134,512
	Total Multi-Utilities	19,289,185

	Oil, Gas & Consumable Fuels – 5.2%

74,927	Cenovus Energy Inc.	846,675
142,026	Chevron Corporation	15,249,332
165,722	ConocoPhillips	8,264,556
28,455	CONSOL Energy Inc., (3)	477,475
43,172	Continental Resources Inc., (3)	1,960,872
136,678	Encana Corporation	1,600,499
303,531	Exxon Mobil Corporation	24,892,577
77,129	Hess Corporation	3,718,389
96,063	Occidental Petroleum Corporation	6,086,552
39,199	ONEOK, Inc.	2,173,193
2,376	PetroChina Company Limited, ADR	174,042
62,743	Phillips 66	4,970,500
17,453	Suncor Energy, Inc.	536,680
49,918	Valero Energy Corporation	3,309,064
	Total Oil, Gas & Consumable Fuels	74,260,406

	Pharmaceuticals – 5.2%

29,906	Allergan PLC	7,145,142
116,860	Bristol-Myers Squibb Company	6,354,847
83,783	Eli Lilly and Company	7,046,988
203,100	Johnson & Johnson	25,296,105
207,746	Merck & Co. Inc.	13,200,181
450,551	Pfizer Inc.	15,413,350
	Total Pharmaceuticals	74,456,613

	Professional Services – 0.1%

16,524	Manpowergroup, Inc.	1,694,867

6	NUVEEN

Shares	Description (1)	Value

	Road & Rail – 0.5%

58,324	Norfolk Southern Corporation	$6,530,538

	Semiconductors & Semiconductor Equipment – 3.2%

73,163	Analog Devices, Inc.	5,995,708
36,381	Broadcom Limited	7,965,984
373,690	Intel Corporation	13,478,998
29,049	Lam Research Corporation	3,728,730
35,350	Microchip Technology Incorporated	2,608,123
51,337	NVIDIA Corporation	5,592,139
120,525	QUALCOMM, Inc.	6,910,904
	Total Semiconductors & Semiconductor Equipment	46,280,586

	Software – 5.1%

79,151	Activision Blizzard Inc.	3,946,469
66,020	Adobe Systems Incorporated, (3)	8,591,183
33,718	Autodesk, Inc., (3)	2,915,595
24,616	CDK Global Inc.	1,600,286
7,111	Dell Technologies Incorporated – Class V, (3)	455,673
562,484	Microsoft Corporation	37,045,195
251,120	Oracle Corporation	11,202,463
78,950	Salesforce.com, Inc., (3)	6,512,586
	Total Software	72,269,450

	Specialty Retail – 2.7%

5,637	Abercrombie & Fitch Co., Class A	67,249
32,842	American Eagle Outfitters, Inc.	460,773
42,476	Best Buy Co., Inc.	2,087,695
38,320	CarMax, Inc., (3)	2,269,310
6,982	CST Brands Inc.	335,764
50,159	Gap, Inc.	1,218,362
101,759	Home Depot, Inc.	14,941,274
29,789	L Brands Inc.	1,403,062
96,348	Lowe’s Companies, Inc.	7,920,769
32,953	Ross Stores, Inc.	2,170,614
21,051	Tiffany & Co.	2,006,160
52,140	TJX Companies, Inc.	4,123,231
	Total Specialty Retail	39,004,263

	Technology Hardware, Storage & Peripherals – 4.4%

380,335	Apple, Inc.	54,638,923
118,686	Hewlett Packard Enterprise Company	2,812,858
152,670	HP Inc.	2,729,740
47,725	NetApp, Inc.	1,997,291
	Total Technology Hardware, Storage & Peripherals	62,178,812

	Textiles, Apparel & Luxury Goods – 0.3%

87,301	VF Corporation	4,798,936

	Thrifts & Mortgage Finance – 0.1%

116,659	MGIC Investment Corporation, (3)	1,181,756

	Tobacco – 2.0%

163,253	Altria Group, Inc.	11,659,529
113,783	Philip Morris International, Inc.	12,846,101
65,880	Reynolds American Inc.	4,151,758
11,645	Vector Group Ltd.	242,216
	Total Tobacco	28,899,604

	Wireless Telecommunication Services – 0.0%

21,183	Sprint Corporation, (3)	183,868
	Total Long-Term Investments (cost $813,602,465)	1,413,658,534

NUVEEN	7

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.8%

	REPURCHASE AGREEMENTS – 3.8%

$54,386	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $54,386,590, collateralized by $58,280,000 U.S. Treasury Notes, 1.375%, due 8/31/23, value $55,474,634	0.090%	4/03/17	$54,386,182
	Total Short-Term Investments (cost $54,386,182)			54,386,182
	Total Investments (cost $867,988,647) – 102.8%			1,468,044,716
	Other Assets Less Liabilities – (2.8)% (4)			(40,203,701)
	Net Assets – 100%			$1,427,841,015

Investment in Derivatives as of March 31, 2017

Call Options Written

Number of Contracts	Description (5)	Notional Amount (6)	Expiration Date	Strike Price	Value
(615)	S&P 500® Index	$(144,525,000)	4/07/17	$2,350	$(1,122,375)
(651)	S&P 500® Index	(149,730,000)	4/21/17	2,300	(4,430,055)
(683)	S&P 500® Index	(162,212,500)	4/21/17	2,375	(833,260)
(683)	S&P 500® Index	(162,895,500)	4/21/17	2,385	(553,230)
(685)	S&P 500® Index	(164,400,000)	4/21/17	2,400	(291,125)
(657)	S&P 500® Index	(156,037,500)	4/28/17	2,375	(1,218,735)
(650)	S&P 500® Index	(147,875,000)	5/19/17	2,275	(6,444,750)
(617)	S&P 500® Index	(146,537,500)	5/19/17	2,375	(1,619,625)
(686)	S&P 500® Index	(164,640,000)	5/19/17	2,400	(1,046,150)
(5,927)	Total Call Options Written (premiums received $17,698,928)	$(1,398,853,000)			$(17,559,305)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,413,658,534	$—	$—	$1,413,658,534

Short-Term Investments:
Repurchase Agreements	—	54,386,182	—	54,386,182

Investment in Derivatives:
Options Written	(17,559,305)	—	—	(17,559,305)
Total	$1,396,099,229	$54,386,182	$—	$1,450,485,411

8	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $868,536,358.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$631,727,959
Depreciation	(32,219,601)
Net unrealized appreciation (depreciation) of investments	$599,508,358

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(5)	Exchange-traded, unless otherwise noted.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

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Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Buy-Write Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017